Stock Based Compensation (Details 5) - Nonvested Shares [Member] - Aerkomm 2017 [Member] - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Number of Shares
Outstanding, Beginning	171,411	168,250
Granted	436,400	78,000
Vested	(267,683)	(74,839)
Forfeited
Outstanding, Ending	340,128	171,411
Average Granted-Date Fair Value
Options outstanding, Beginning	$ 17.5341	$ 19.2235
Granted	3.8452	13.9258
Vested	7.5460	17.5714
Forfeited
Options outstanding, Ending	$ 7.8313	$ 17.5341